Consolidated Comprehensive Income statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 14,139	$ 15,872	$ 17,217
Other comprehensive income (loss):
Unrealized holding gains (loss) on available for sale securities	(709)	987	(2,342)
Tax effect	149	(375)	796
Pension liability adjustment	646	1,129	(448)
Tax effect	(136)	(329)	152
Total other comprehensive income (loss)	(50)	1,412	(1,842)
Comprehensive income	$ 14,089	$ 17,284	$ 15,375